Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended				6 Months Ended			9 Months Ended
	Jan. 01, 2018 shares	Apr. 19, 2017 shares	Jun. 30, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 shares	Dec. 31, 2018	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	Mar. 31, 2019
Class Of Stock [Line Items]
Share split, conversion ratio		3.2
Issuance of ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 shares held immediately prior to share split		2.2
Stock split description								On April 19, 2017, the Company’s board of directors and shareholders approved an aggregate 3.2for-1 share split of the Company’s ordinary, Preferred A and Preferred A-1 shares. The share split was effected on April 19, 2017 by the issuance of 2.2 ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 share held immediately prior to the share split.
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $									$ 60,772
Exercise of option to ordinary shares conversion ratio								1
Board of Directors
Class Of Stock [Line Items]
Exercise of option to ordinary shares conversion ratio			1
2017 Equity Incentive Plan
Class Of Stock [Line Items]
Maximum number of ordinary share issuable under the 2017 incentive plan	1,650,167					1,400,000		5,600,000
Number of ordinary shares reserved for issuance, percentage								12.00%
Increase in number of ordinary share issuable under the 2017 incentive plan	250,167
2017 Equity Incentive Plan | Minimum
Class Of Stock [Line Items]
Exercise price of stock option as percentage of fair market value on the date of grant								100.00%
Options | Executive Management and Employees
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants			702,000					702,000
Stock option exercise prices ranging lower limit | $ / shares								$ 38.64
Stock option exercise prices ranging upper limit | $ / shares								$ 59.23
Stock options and restricted stock units vesting period								3 years
Estimated fair value of options granted | $								$ 23,195
Compensation expiration period								10 years
Options | Chairman of Board of Directors
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants			10,000	40,000				10,000
Exercise of option to ordinary shares conversion ratio				1
Stock options and restricted stock units vesting period				1 year
Estimated fair value of options granted | $				$ 1,392
Compensation expiration period				10 years
Stock option exercise | $ / shares				$ 43.67
Options | Consultants
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants			10,000	30,000				10,000
Exercise of option to ordinary shares conversion ratio			1	1
Stock options and restricted stock units vesting period				1 year
Estimated fair value of options granted | $			$ 392					$ 701
Compensation expiration period			10 years	10 years
Stock option exercise | $ / shares			$ 59.23	$ 43.67
Options | Consultants | Scenario Forecast
Class Of Stock [Line Items]
Option vest percentage							50.00%			50.00%
Options | Board of Directors
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants			60,000					60,000
Stock options and restricted stock units vesting period			1 year
Estimated fair value of options granted | $			$ 2,882
Compensation expiration period			10 years
Stock option exercise | $ / shares			$ 59.23
Options | Board of Directors | General and Administrative Expenses
Class Of Stock [Line Items]
Estimated fair value of options granted | $			$ 2,324
Options | Director
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants			10,000					10,000
Restricted Stock Units (RSUs) | Executive Management and Employees
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants			78,527					78,527
Stock options and restricted stock units vesting period								3 years
Compensation expiration period								10 years
Estimated fair value of RSU granted | $								$ 4,481
Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, shares									5,144,378
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $									$ 15
Exercise of options into ordinary shares, shares								418,970	1,920
IPO
Class Of Stock [Line Items]
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $								$ 64,193
IPO | Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, shares								1,682,926
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $								$ 5
IPO | Nasdaq
Class Of Stock [Line Items]
Issuance of ordinary shares, shares					5,144,378
Issuance of ordinary shares, price per share | $ / shares					$ 13.00
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $					$ 60,800
Follow-on Public Offering | Nasdaq
Class Of Stock [Line Items]
Issuance of ordinary shares, shares				1,682,926
Issuance of ordinary shares, price per share | $ / shares			$ 41.00	$ 41.00				$ 41.00
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $				$ 64,200
Additional ordinary shares exercised under underwriters option to purchase at the public offering price				219,512